CENTAUR MUTUAL FUNDS TRUST

FILED VIA EDGAR

October 16, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Centaur Mutual Funds Trust (the “Registrant”)

File Nos. 333-117597 and 811-21606

Ladies and Gentlemen:

On behalf of the Registrant, attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 29 to the Registrant’s registration statement on Form N-1A.

The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of establishing a new series of shares of the Registrant – Lebenthal Ultra Short Tax-Free Income Fund..

Please direct any comments or questions to the undersigned at (513) 346-4190.

Very truly yours,

/s/ Simon H. Berry

Simon H. Berry

Secretary